Segment Information (Reconciliation Of Income (Loss) From Operations By Segment To Consolidated Net Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	$ 1,358	$ 3,778	$ 499
MRB Related Impacts After Tax [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					2,495	2,938
Excluded Realized Gain (Loss) [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)							(570)
Benefit Ratio Unlocking [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(5)		194
Impairment Of Intangibles [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(634)
Net Impact From the Tax Cuts And Jobs Act [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)							37
Acquisition And Integration Costs Related To Mergers And Acquisitions [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)						(11)	(15)
Gain (Loss) On Early Extinguishment Of Debt [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)						(6)	(12)
Investment And Reinsurance-related Realized Gain (loss) [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(101)	659
Change In Fair Value Of GLB And GDB Hedge Instrument [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					712	(1,356)
Indexed Product Net Derivative Results [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					58	17
Annuities Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					1,161	1,337	983
Retirement Plan Services Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					211	248	168
Life Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(2,094)	487	(34)
Group Protection Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					41	(164)	43
Others [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					$ (486)	$ (371)	$ (295)